Schedule of Investments (unaudited)
June 30, 2024
iShares® Mortgage Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Mortgage REITs — 97.9%
AFC Gamma, Inc.	244,423	$ 2,981,961
AGNC Investment Corp.	6,551,864	62,504,783
Angel Oak Mortgage REIT, Inc.	171,629	2,248,340
Annaly Capital Management, Inc.	4,723,461	90,029,167
Apollo Commercial Real Estate Finance, Inc.	2,060,470	20,172,001
Arbor Realty Trust, Inc.(a)	1,928,601	27,675,424
Ares Commercial Real Estate Corp.	772,011	5,133,873
ARMOUR Residential REIT, Inc.	708,990	13,740,226
Blackstone Mortgage Trust, Inc., Class A	1,512,132	26,341,339
BrightSpire Capital, Inc., Class A	1,866,954	10,641,638
Chicago Atlantic Real Estate Finance, Inc.	244,260	3,751,834
Chimera Investment Corp.	1,164,138	14,900,966
Claros Mortgage Trust, Inc.	1,248,142	10,010,099
Dynex Capital, Inc.	923,165	11,022,590
Ellington Financial, Inc.	1,193,579	14,418,434
Franklin BSP Realty Trust, Inc.	1,187,530	14,962,878
Granite Point Mortgage Trust, Inc.	727,455	2,160,541
Invesco Mortgage Capital, Inc.	708,651	6,640,060
KKR Real Estate Finance Trust, Inc.	849,681	7,689,613
Ladder Capital Corp., Class A	1,640,650	18,522,939
MFA Financial, Inc.	1,479,532	15,742,220
New York Mortgage Trust, Inc.	1,311,696	7,660,305
Nexpoint Real Estate Finance, Inc.	118,240	1,622,253
Orchid Island Capital, Inc.	768,371	6,408,214
PennyMac Mortgage Investment Trust	1,256,063	17,270,866
Ready Capital Corp.	2,335,781	19,106,689
Redwood Trust, Inc.	1,903,099	12,351,113
Security	Shares	Value
Mortgage REITs (continued)
Rithm Capital Corp.	4,556,739	$ 49,714,023
Seven Hills Realty Trust	184,944	2,345,090
Starwood Property Trust, Inc.	2,797,576	52,986,089
TPG RE Finance Trust, Inc.	829,730	7,168,867
Two Harbors Investment Corp.	1,500,888	19,826,730
		577,751,165
Total Long-Term Investments — 97.9% (Cost: $814,556,768)		577,751,165
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(b)(c)(d)	25,425,939	25,436,109
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)(c)	1,215,129	1,215,129
Total Short-Term Securities — 4.5% (Cost: $26,648,675)		26,651,238
Total Investments — 102.4% (Cost: $841,205,443)		604,402,403
Liabilities in Excess of Other Assets — (2.4)%		(13,986,311)
Net Assets — 100.0%		$ 590,416,092
(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 23,622,779	$ 1,815,527(a)	$ —	$ (2,568)	$ 371	$ 25,436,109	25,425,939	$ 325,101(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	28,433	1,186,696(a)	—	—	—	1,215,129	1,215,129	19,586	—
				$ (2,568)	$ 371	$ 26,651,238		$ 344,687	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Mortgage Real Estate ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	369	09/20/24	$ 12,528	$ 23,413
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 577,751,165	$ —	$ —	$ 577,751,165
Short-Term Securities
Money Market Funds	26,651,238	—	—	26,651,238
	$ 604,402,403	$ —	$ —	$ 604,402,403
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 23,413	$ —	$ —	$ 23,413
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust
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